BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity, Shares Outstanding	66,580,981	66,618,338
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	2,419,019	2,380,049
Common Stock, Shares, Outstanding	2,419,019	2,380,049
Common Stock, Redemption Shares	66,580,981	66,619,951
Class B Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	17,250,000	17,250,000
Common Stock, Shares, Outstanding	17,250,000	17,250,000